Income Taxes - Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 27, 2016	Nov. 29, 2015
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Gross unrecognized tax benefits, beginning of period	$ 32,704	$ 41,571
Increases related to current year tax positions	1,970	3,687
Increases related to tax positions from prior years	45	0
Decreases related to tax positions from prior years	(584)	(4,723)
Settlement with tax authorities	0	0
Lapses of statutes of limitation	(4,266)	(7,576)
Other, including foreign currency translation	(816)	(255)
Gross unrecognized tax benefits, end of period	$ 29,053	$ 32,704